Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2020
Share Capital, Reserves And Other Equity Interest [Abstract]
Issued and outstanding	TransAlta is authorized to issue an unlimited number of voting common shares without nominal or par value.

As at Dec. 31	2020		2019
	Common shares (millions)	Amount	Common shares (millions)	Amount
Issued and outstanding, beginning of year	277.0	2,978	284.6	3,059
Purchased and cancelled under the NCIB	(7.3)	(79)	(7.7)	(83)
Effects of share-based payment plans	—	(3)	—	—
Stock options exercised	0.1	—	0.1	2
Issued and outstanding, end of year	269.8	2,896	277.0	2,978
The following are the effects of the Corporation's purchase and cancellation of the common shares during the year:

For the year ended Dec. 31	2020	2019
Total shares purchased(1)	7,352,600	7,716,300
Average purchase price per share	$8.33	$8.80
Total cost	61	68
Weighted average book value of shares cancelled	79	83
Amount recorded in deficit	18	15
(1) As at Dec. 31, 2020, includes 456,200 (2019 -189,900) shares that were repurchased but were not cancelled due to timing differences between the transaction date and settlement date.
All preferred shares issued and outstanding are non-voting cumulative redeemable fixed or floating rate first preferred shares.

As at Dec. 31	2020		2019
Series	Number of shares (millions)	Amount	Number of shares (millions)	Amount
Series A	10.2	248	10.2	248
Series B	1.8	45	1.8	45
Series C	11.0	269	11.0	269
Series E	9.0	219	9.0	219
Series G	6.6	161	6.6	161
Issued and outstanding, end of year	38.6	942	38.6	942

Characteristics specific to preferred share series
Characteristics specific to each first preferred share series as at Dec. 31, 2020, are as follows:

Series	Rate during term	Annual dividend rate per share ($)	Next conversion date	Rate spread over Benchmark (per cent)	Convertible to Series
A	Fixed	0.67724	March 31, 2021	2.03	B
B	Floating	0.73801	March 31, 2021	2.03	A
C	Fixed	1.00676	June 30, 2022	3.10	D
D	Floating	—	—	3.10	C
E	Fixed	1.29852	Sept. 30, 2022	3.65	F
F	Floating	—	—	3.65	E
G	Fixed	1.24700	Sept. 30, 2024	3.80	H
H	Floating	—	—	3.80	G

Disclosure Of Dividends Declared On Preference Shares [Table Text Block]
The following table summarizes the value of the preferred share dividends declared in 2020, 2019 and 2018:

	Total dividends declared
Series	2020	2019(1)	2018
A	9	5	9
B(2)	1	1	1
C	14	8	14
E	15	9	15
G	10	7	11
Total for the year	49	30	50
(1) No dividends were declared in the first quarter of 2019 as the quarterly dividend related to the period covering the first quarter of 2019 was declared in December 2018.
(2) Series B Preferred Shares pay quarterly dividends at a floating rate based on the 90-day Government of Canada Treasury Bill rate, plus 2.03 per cent.